Discontinued Operations (Details1) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Discontinued Operations and Disposal Groups [Abstract]
Revenues:				$ 3,539	$ 3,880	$ 38,397
Cost of revenues				100	100	8,086
Gross profit				3,439	3,780	30,311
Operating expenses:
Engineering and product development				143	143	1,249
Selling and marketing				620	620	21,729
General and administrative				2,342	2,342	13,233
Impairment loss						3,518
Other income, net		$ 183		2,467	(1,504)
Loss on disposal of assets		594		4,845	4,652	2,574
Total operating expenses					6,253	42,303
Income (loss) from discontinued operations before interest and other financing expense, net		(777)		(5,483)	(2,473)	(11,992)
Interest and other financing expense, net				(77)		(385)
Income (loss) from discontinued operations before income taxes		(777)		(2,121)	(2,473)	(12,377)
Income tax expenses allocated to discontinued operations		(20)		(114)	(14)	762
Income (loss) from discontinued operations	66	(797)	$ 286	(2,235)	(2,459)	(13,264)
Gain from disposal of discontinued operations, net of taxes	66		286			(125)
Net gain (loss) from discontinued operations	$ (66)	$ 797	$ (286)	$ 2,235	$ (2,459)	$ (13,264)